PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 60.2% of Net Assets
	Aerospace & Defense – 0.4%
18	Axon Enterprise, Inc.(a)	$920
26	Moog, Inc., Class A	2,176
4	Raytheon Co.	849
13	Teledyne Technologies, Inc.(a)	4,285
36	United Technologies Corp.	5,169

		13,399

	Air Freight & Logistics – 0.9%
273	Expeditors International of Washington, Inc.	19,913
37	FedEx Corp.	5,648
39	United Parcel Service, Inc., Class B	4,492

		30,053

	Airlines – 0.3%
274	American Airlines Group, Inc.	8,236

	Auto Components – 0.4%
106	American Axle & Manufacturing Holdings, Inc.(a)	886
82	Aptiv PLC	7,343
15	BorgWarner, Inc.	625
125	Delphi Technologies PLC	1,526
23	Visteon Corp.(a)	2,140

		12,520

	Automobiles – 0.8%
898	Fiat Chrysler Automobiles NV	13,757
312	General Motors Co.	11,594

		25,351

	Banks – 4.1%
67	Ameris Bancorp	2,871
119	BancorpSouth Bank	3,650
699	Bank of America Corp.	21,858
112	BB&T Corp.	5,942
259	Cadence BanCorp	3,983
312	Citigroup, Inc.	22,420
127	Citizens Financial Group, Inc.	4,465
91	Columbia Banking System, Inc.	3,576
9	Comerica, Inc.	589
230	CVB Financial Corp.	4,779
208	Fulton Financial Corp.	3,548
86	Huntington Bancshares, Inc.	1,215
106	International Bancshares Corp.	4,342
188	KeyCorp	3,378
21	M&T Bank Corp.	3,287
343	People’s United Financial, Inc.	5,546
68	PNC Financial Services Group, Inc. (The)	9,976
127	Regions Financial Corp.	2,045
164	Trustmark Corp.	5,629

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
263	Wells Fargo & Co.	$13,579
57	Westamerica Bancorporation	3,763
44	Wintrust Financial Corp.	2,808
42	Zions Bancorp N.A.	2,036

		135,285

	Beverages – 1.8%
32	Brown-Forman Corp., Class B	2,097
335	Coca-Cola Co. (The)	18,234
54	Constellation Brands, Inc., Class A	10,278
435	Monster Beverage Corp.(a)	24,416
41	PepsiCo, Inc.	5,624

		60,649

	Biotechnology – 2.0%
19	AbbVie, Inc.	1,511
62	Amgen, Inc.	13,222
5	Biogen, Inc.(a)	1,494
109	BioMarin Pharmaceutical, Inc.(a)	7,980
19	Celgene Corp.(a)	2,053
47	Gilead Sciences, Inc.	2,994
16	Ligand Pharmaceuticals, Inc.(a)	1,741
58	Medicines Co. (The)(a)	3,044
90	Regeneron Pharmaceuticals, Inc.(a)	27,565
30	Repligen Corp.(a)	2,385
2	Vertex Pharmaceuticals, Inc.(a)	391

		64,380

	Building Products – 0.4%
194	Johnson Controls International PLC	8,406
17	Lennox International, Inc.	4,205

		12,611

	Capital Markets – 4.4%
3	Affiliated Managers Group, Inc.	240
10	Ameriprise Financial, Inc.	1,509
369	Bank of New York Mellon Corp. (The)	17,251
11	BlackRock, Inc.	5,079
367	Charles Schwab Corp. (The)	14,941
17	CME Group, Inc.	3,498
50	FactSet Research Systems, Inc.	12,676
68	Franklin Resources, Inc.	1,873
41	Goldman Sachs Group, Inc. (The)	8,749
8	Intercontinental Exchange, Inc.	755
32	Invesco Ltd.	538
85	Janus Henderson Group PLC	1,966
90	Legg Mason, Inc.	3,353
64	Moody’s Corp.	14,124
51	MSCI, Inc.	11,962
42	Northern Trust Corp.	4,186
36	S&P Global, Inc.	9,288

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
235	SEI Investments Co.	$14,081
273	State Street Corp.	18,037

		144,106

	Chemicals – 0.7%
12	DuPont de Nemours, Inc.	791
22	Ecolab, Inc.	4,225
46	HB Fuller Co.	2,245
33	Innospec, Inc.	3,015
4	International Flavors & Fragrances, Inc.	488
43	Linde PLC	8,529
39	Minerals Technologies, Inc.	1,928
23	Stepan Co.	2,248

		23,469

	Commercial Services & Supplies – 0.3%
41	Healthcare Services Group, Inc.	999
24	MSA Safety, Inc.	2,882
35	Tetra Tech, Inc.	3,061
16	Waste Management, Inc.	1,795

		8,737

	Communications Equipment – 0.8%
56	Ciena Corp.(a)	2,079
374	Cisco Systems, Inc.	17,769
30	InterDigital, Inc.	1,609
31	Lumentum Holdings, Inc.(a)	1,942
8	Motorola Solutions, Inc.	1,330

		24,729

	Construction & Engineering – 0.2%
107	AECOM(a)	4,281
130	Fluor Corp.	2,094

		6,375

	Consumer Finance – 0.8%
55	American Express Co.	6,451
220	Capital One Financial Corp.	20,515
38	Navient Corp.	523

		27,489

	Containers & Packaging – 0.2%
54	Ball Corp.	3,778
10	Crown Holdings, Inc.(a)	729
40	International Paper Co.	1,747
92	Owens-Illinois, Inc.	782

		7,036

	Distributors – 0.2%
32	Genuine Parts Co.	3,283

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
16	POOL CORP.	$3,318

		6,601

	Diversified Consumer Services – 0.1%
71	Service Corp. International	3,229

	Diversified Telecommunication Services – 0.1%
62	AT&T, Inc.	2,386
33	Verizon Communications, Inc.	1,996

		4,382

	Electric Utilities – 0.5%
102	American Electric Power Co., Inc.	9,628
14	Edison International	881
17	Eversource Energy	1,423
31	IDACORP, Inc.	3,336

		15,268

	Electrical Equipment – 0.2%
12	Acuity Brands, Inc.	1,498
33	Eaton Corp. PLC	2,875
22	Hubbell, Inc.	3,117

		7,490

	Electronic Equipment, Instruments & Components – 1.1%
59	Avnet, Inc.	2,334
25	Belden, Inc.	1,282
61	Cognex Corp.	3,141
13	Coherent, Inc.(a)	1,936
30	Corning, Inc.	889
12	Littelfuse, Inc.	2,107
11	Rogers Corp.(a)	1,490
156	TE Connectivity Ltd.	13,962
72	Trimble, Inc.(a)	2,869
107	Vishay Intertechnology, Inc.	2,156
15	Zebra Technologies Corp., Class A(a)	3,568

		35,734

	Energy Equipment & Services – 0.6%
36	Apergy Corp.(a)	906
45	Baker Hughes Co.	963
20	Core Laboratories NV	881
91	Halliburton Co.	1,752
68	National Oilwell Varco, Inc.	1,538
107	NexTier Oilfield Solutions, Inc.(a)	460
61	Oceaneering International, Inc.(a)	864
54	Oil States International, Inc.(a)	771
311	Schlumberger Ltd.	10,167
46	TechnipFMC PLC	907
93	U.S. Silica Holdings, Inc.	415

		19,624

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.1%
29	Activision Blizzard, Inc.	$1,625
51	Cinemark Holdings, Inc.	1,867
11	Electronic Arts, Inc.(a)	1,060
58	Netflix, Inc.(a)	16,670
3	Take-Two Interactive Software, Inc.(a)	361
11	Viacom, Inc., Class B	237
107	Walt Disney Co. (The)	13,901

		35,721

	Food & Staples Retailing – 0.2%
80	Kroger Co. (The)	1,971
191	SpartanNash Co.	2,501
10	Sysco Corp.	799
14	Walgreens Boots Alliance, Inc.	767

		6,038

	Food Products – 0.7%
58	Campbell Soup Co.	2,686
716	Danone S.A., Sponsored ADR	11,814
20	General Mills, Inc.	1,017
61	Hain Celestial Group, Inc. (The)(a)	1,442
2	Hershey Co. (The)	294
21	Ingredion, Inc.	1,659
12	J.M. Smucker Co. (The)	1,268
12	Kellogg Co.	763
61	Kraft Heinz Co. (The)	1,972
7	Mondelez International, Inc., Class A	367

		23,282

	Gas Utilities – 0.3%
64	New Jersey Resources Corp.	2,791
36	ONE Gas, Inc.	3,342
70	South Jersey Industries, Inc.	2,251

		8,384

	Health Care Equipment & Supplies – 0.8%
34	Alcon, Inc.(a)	2,015
5	Align Technology, Inc.(a)	1,262
1	Becton Dickinson & Co.	256
9	Boston Scientific Corp.(a)	375
8	Danaher Corp.	1,103
13	DENTSPLY SIRONA, Inc.	712
1	Edwards Lifesciences Corp.(a)	238
33	Globus Medical, Inc., Class A(a)	1,728
17	Haemonetics Corp.(a)	2,053
2	Intuitive Surgical, Inc.(a)	1,106
112	Meridian Bioscience, Inc.	1,097
25	Merit Medical Systems, Inc.(a)	516
35	STERIS PLC	4,955
1	Stryker Corp.	216
44	Varian Medical Systems, Inc.(a)	5,316

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
23	West Pharmaceutical Services, Inc.	$3,308

		26,256

	Health Care Providers & Services – 1.7%
34	Acadia Healthcare Co., Inc.(a)	1,020
11	Amedisys, Inc.(a)	1,414
3	Anthem, Inc.	807
24	BioTelemetry, Inc.(a)	945
72	Centene Corp.(a)	3,822
8	Chemed Corp.	3,151
5	Cigna Corp.	892
239	CVS Health Corp.	15,867
30	Encompass Health Corp.	1,920
55	HCA Healthcare, Inc.	7,345
25	Henry Schein, Inc.(a)	1,565
25	Humana, Inc.	7,355
12	Laboratory Corp. of America Holdings(a)	1,977
124	MEDNAX, Inc.(a)	2,723
55	Patterson Cos., Inc.	942
20	Quest Diagnostics, Inc.	2,025
14	UnitedHealth Group, Inc.	3,538

		57,308

	Health Care Technology – 0.4%
119	Allscripts Healthcare Solutions, Inc.(a)	1,302
194	Cerner Corp.	13,021

		14,323

	Hotels, Restaurants & Leisure – 2.2%
10	Domino’s Pizza, Inc.	2,716
32	Dunkin’ Brands Group, Inc.	2,516
91	Hilton Worldwide Holdings, Inc.	8,823
20	Jack in the Box, Inc.	1,680
21	Marriott Vacations Worldwide Corp.	2,309
3	McDonald’s Corp.	590
394	MGM Resorts International	11,229
184	Starbucks Corp.	15,559
119	Wendy’s Co. (The)	2,520
407	Yum China Holdings, Inc.	17,298
80	Yum! Brands, Inc.	8,137

		73,377

	Household Durables – 0.3%
11	iRobot Corp.(a)	529
96	KB Home	3,426
72	Meritage Homes Corp.(a)	5,190
44	Tupperware Brands Corp.	424

		9,569

	Household Products – 1.0%
154	Colgate-Palmolive Co.	10,565

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
183	Procter & Gamble Co. (The)	$22,785

		33,350

	Independent Power & Renewable Electricity Producers – 0.3%
65	AES Corp. (The)	1,108
57	Ormat Technologies, Inc.	4,364
138	Pattern Energy Group, Inc., Class A	3,868

		9,340

	Industrial Conglomerates – 0.4%
1,368	General Electric Co.	13,653

	Insurance – 1.3%
9	Aflac, Inc.	478
34	Allstate Corp. (The)	3,618
274	American International Group, Inc.	14,511
7	Brighthouse Financial, Inc.(a)	264
56	Chubb Ltd.	8,536
55	First American Financial Corp.	3,398
16	Hartford Financial Services Group, Inc. (The)	913
10	Lincoln National Corp.	565
23	Marsh & McLennan Cos., Inc.	2,383
16	MetLife, Inc.	749
59	Prudential Financial, Inc.	5,377
26	Travelers Cos., Inc. (The)	3,408

		44,200

	Interactive Media & Services – 3.0%
14	Alphabet, Inc., Class A(a)	17,623
30	Alphabet, Inc., Class C(a)	37,803
222	Facebook, Inc., Class A(a)	42,547
5	TripAdvisor, Inc.(a)	202

		98,175

	Internet & Direct Marketing Retail – 3.0%
176	Alibaba Group Holding Ltd., Sponsored ADR(a)	31,094
22	Amazon.com, Inc.(a)	39,086
9	Booking Holdings, Inc.(a)	18,439
260	eBay, Inc.	9,165

		97,784

	IT Services – 2.8%
86	Automatic Data Processing, Inc.	13,952
8	Cognizant Technology Solutions Corp., Class A	488
147	DXC Technology Co.	4,067
59	Gartner, Inc.(a)	9,091
9	International Business Machines Corp.	1,204
46	MasterCard, Inc., Class A	12,733
12	PayPal Holdings, Inc.(a)	1,249
163	Sabre Corp.	3,827
235	Visa, Inc., Class A	42,032

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
52	Western Union Co. (The)	$1,303
16	WEX, Inc.(a)	3,027

		92,973

	Leisure Products – 0.0%
73	Callaway Golf Co.	1,476

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
9	IQVIA Holdings, Inc.(a)	1,300
8	Thermo Fisher Scientific, Inc.	2,416

		4,011

	Machinery – 2.5%
40	AGCO Corp.	3,067
330	Briggs & Stratton Corp.	2,432
101	Caterpillar, Inc.	13,918
61	Cummins, Inc.	10,521
100	Deere & Co.	17,414
47	Flowserve Corp.	2,295
53	ITT, Inc.	3,151
67	Kennametal, Inc.	2,074
42	Oshkosh Corp.	3,586
94	Parker-Hannifin Corp.	17,248
12	Proto Labs, Inc.(a)	1,164
52	Terex Corp.	1,433
46	Toro Co. (The)	3,548
6	Xylem, Inc.	460

		82,311

	Media – 1.3%
3	Cable One, Inc.	3,976
17	CBS Corp., Class B	613
38	Charter Communications, Inc., Class A(a)	17,779
332	Comcast Corp., Class A	14,880
21	Discovery, Inc., Series C(a)	530
25	Fox Corp., Class A	801
14	Interpublic Group of Cos., Inc. (The)	304
57	New York Times Co. (The), Class A	1,761
24	Omnicom Group, Inc.	1,853

		42,497

	Metals & Mining – 0.4%
95	Commercial Metals Co.	1,836
107	Newmont Goldcorp Corp.	4,251
10	Nucor Corp.	539
41	Reliance Steel & Aluminum Co.	4,758
26	Royal Gold, Inc.	3,001

		14,385

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.3%
60	Consolidated Edison, Inc.	$5,533
11	DTE Energy Co.	1,401
16	Sempra Energy	2,312

		9,246

	Multiline Retail – 0.0%
8	Macy’s, Inc.	121
14	Target Corp.	1,497

		1,618

	Oil, Gas & Consumable Fuels – 1.3%
351	Apache Corp.	7,603
1,726	Chesapeake Energy Corp.(a)	2,313
94	Concho Resources, Inc.	6,347
589	Denbury Resources, Inc.(a)	588
59	Diamondback Energy, Inc.	5,060
88	EOG Resources, Inc.	6,099
98	EQT Corp.	1,053
77	Green Plains, Inc.	949
52	Hess Corp.	3,419
116	Noble Energy, Inc.	2,234
43	ONEOK, Inc.	3,003
31	Valero Energy Corp.	3,006
51	World Fuel Services Corp.	2,130

		43,804

	Paper & Forest Products – 0.1%
40	Domtar Corp.	1,456
70	Louisiana-Pacific Corp.	2,046

		3,502

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	559

	Pharmaceuticals – 1.5%
1	Allergan PLC	176
16	Bristol-Myers Squibb Co.	918
51	Catalent, Inc.(a)	2,481
13	Eli Lilly & Co.	1,482
82	Merck & Co., Inc.	7,106
77	Novartis AG, Sponsored ADR	6,733
278	Novo Nordisk AS, Sponsored ADR	15,351
17	Perrigo Co. PLC	901
73	Pfizer, Inc.	2,801
332	Roche Holding AG, Sponsored ADR	12,490

		50,439

	Professional Services – 0.3%
43	Exponent, Inc.	2,732
16	Insperity, Inc.	1,690
43	Korn Ferry	1,578

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
26	ManpowerGroup, Inc.	$2,364
27	Nielsen Holdings PLC	544

		8,908

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	750
22	Jones Lang LaSalle, Inc.	3,223

		3,973

	REITs - Apartments – 0.4%
78	American Campus Communities, Inc.	3,898
3	AvalonBay Communities, Inc.	653
52	Camden Property Trust	5,947
8	Equity Residential	709
4	Essex Property Trust, Inc.	1,309
3	Mid-America Apartment Communities, Inc.	417

		12,933

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	694
4	Digital Realty Trust, Inc.	508
2	Equinix, Inc.	1,134
66	Weyerhaeuser Co.	1,928

		4,264

	REITs - Health Care – 0.2%
28	Ventas, Inc.	1,823
38	Welltower, Inc.	3,446

		5,269

	REITs - Hotels – 0.0%
95	Host Hotels & Resorts, Inc.	1,557

	REITs - Office Property – 0.6%
9	Boston Properties, Inc.	1,235
117	Corporate Office Properties Trust	3,468
132	Douglas Emmett, Inc.	5,718
176	Easterly Government Properties, Inc.	3,928
59	Kilroy Realty Corp.	4,952

		19,301

	REITs - Regional Malls – 0.1%
5	Macerich Co. (The)	138
11	Simon Property Group, Inc.	1,657

		1,795

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	656
2	Public Storage	446

		1,102

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.3%
37	CyrusOne, Inc.	$2,637
96	Liberty Property Trust	5,671

		8,308

	Road & Rail – 0.5%
34	Genesee & Wyoming, Inc., Class A(a)	3,775
20	Kansas City Southern	2,816
30	Norfolk Southern Corp.	5,460
34	Ryder System, Inc.	1,653
20	Union Pacific Corp.	3,309

		17,013

	Semiconductors & Semiconductor Equipment – 2.6%
13	Advanced Micro Devices, Inc.(a)	441
63	Applied Materials, Inc.	3,418
42	Brooks Automation, Inc.	1,784
24	Cabot Microelectronics Corp.	3,627
45	Cirrus Logic, Inc.(a)	3,058
33	Cree, Inc.(a)	1,575
73	First Solar, Inc.(a)	3,781
253	Intel Corp.	14,302
6	Lam Research Corp.	1,626
8	Microchip Technology, Inc.	754
97	NVIDIA Corp.	19,499
208	QUALCOMM, Inc.	16,732
34	Silicon Laboratories, Inc.(a)	3,612
84	Texas Instruments, Inc.	9,911

		84,120

	Software – 2.6%
6	Adobe, Inc.(a)	1,668
154	Autodesk, Inc.(a)	22,693
26	Blackbaud, Inc.	2,183
36	Bottomline Technologies, Inc.(a)	1,474
12	Fair Isaac Corp.(a)	3,649
21	LogMeIn, Inc.	1,379
134	Microsoft Corp.	19,212
30	NortonLifeLock, Inc.	686
503	Oracle Corp.	27,408
32	PTC, Inc.(a)	2,141
23	Qualys, Inc.(a)	1,963
2	salesforce.com, inc.(a)	313

		84,769

	Specialty Retail – 0.8%
27	Aaron’s, Inc.	2,023
78	American Eagle Outfitters, Inc.	1,200
29	Asbury Automotive Group, Inc.(a)	2,991
11	Best Buy Co., Inc.	790
14	Five Below, Inc.(a)	1,751
32	Home Depot, Inc. (The)	7,506

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
20	Lithia Motors, Inc., Class A	$3,150
19	Lowe’s Cos., Inc.	2,121
22	Monro, Inc.	1,542
8	Tiffany & Co.	996
29	Williams-Sonoma, Inc.	1,937

		26,007

	Technology Hardware, Storage & Peripherals – 2.0%
216	Apple, Inc.	53,732
205	Hewlett Packard Enterprise Co.	3,364
150	HP, Inc.	2,605
74	NCR Corp.(a)	2,161
12	NetApp, Inc.	671
21	Seagate Technology PLC	1,219
7	Western Digital Corp.	362
35	Xerox Holdings Corp.	1,188

		65,302

	Textiles, Apparel & Luxury Goods – 0.7%
17	Deckers Outdoor Corp.(a)	2,599
14	Hanesbrands, Inc.	213
17	NIKE, Inc., Class B	1,522
3	PVH Corp.	262
27	Tapestry, Inc.	698
766	Under Armour, Inc., Class A(a)	15,818
67	Wolverine World Wide, Inc.	1,989

		23,101

	Thrifts & Mortgage Finance – 0.1%
255	New York Community Bancorp, Inc.	2,971

	Trading Companies & Distributors – 0.2%
58	Fastenal Co.	2,084
22	GATX Corp.	1,750
14	United Rentals, Inc.(a)	1,870
8	W.W. Grainger, Inc.	2,471

		8,175

	Water Utilities – 0.3%
51	American Water Works Co., Inc.	6,287
72	Aqua America, Inc.	3,264

		9,551

	Total Common Stocks (Identified Cost $1,928,769)	1,982,753

Principal Amount	Description	Value (†)
Bonds and Notes – 3.5%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,019

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,064
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,034

		4,098

	Banking – 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,115
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,042
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,000
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,066
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,045
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,097
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,010
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,121
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,086
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,073
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,066
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,001
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	SunTrust Bank, 2.250%, 1/31/2020	1,000
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,029

		21,752

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,018

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,068

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,097

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$2,919

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,175
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,329

		3,504

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,087
2,000	McKesson Corp., 3.950%, 2/16/2028	2,125

		3,212

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,069
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,456

		3,525

	Media Entertainment – 0.1%
1,000	Viacom, Inc., 6.875%, 4/30/2036	1,320

	Midstream – 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,065

	Mortgage Related – 0.7%
10,036	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	10,233
8,647	FNMA, 3.500%, 6/01/2049	8,870
2,904	FNMA, 4.000%, 2/01/2049	3,010
1,810	FNMA, 4.500%, 5/01/2049	1,904

		24,017

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,037

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,016

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Restaurants – 0.1%
$2,000	Starbucks Corp., 3.800%, 8/15/2025	$2,175

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,029
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,085
2,000	Oracle Corp., 2.950%, 5/15/2025	2,081
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,121

		6,316

	Treasuries – 0.9%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,065
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,288
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,655
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,174
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,179
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,372
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,397
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,615
3,000	U.S. Treasury Note, 1.125%, 12/31/2019	2,997
1,000	U.S. Treasury Note, 1.125%, 4/30/2020	998
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,983
1,000	U.S. Treasury Note, 1.625%, 8/31/2022	1,003
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,008
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,026
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,019
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,038
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,046
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,081
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,051

		29,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wireless – 0.0%
$1,000	Vodafone Group PLC, 6.150%, 2/27/2037	$1,276

	Total Bonds and Notes (Identified Cost $110,440)	114,429

Shares
Exchange-Traded Funds – 17.0%
5,664	iShares® ESG MSCI EAFE ETF	376,429
5,428	iShares® ESG MSCI Emerging Markets ETF	184,335

	Total Exchange-Traded Funds (Identified Cost $526,395)	560,764

Affiliated Mutual Funds – 18.6%
4,587	Mirova Global Green Bond Fund, Class N	48,853
47,723	Mirova International Sustainable Equity Fund, Class N	565,038

	Total Affiliated Mutual Funds (Identified Cost $568,432)	613,891

	Total Investments – 99.3% (Identified Cost $3,134,036)	3,271,837
	Other assets less liabilities – 0.7%	22,861

	Net Assets – 100.0%	$3,294,698

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,100	$2,312	$44,375	$551	$412	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,163	2,215	29,455	(210)	287	—	128
Mirova Global Green Bond Fund, Class N	81,561	21,126	58,370	817	3,719	48,853	566
Mirova International Sustainable Equity Fund, Class N	217,645	325,621	17,193	1,110	37,855	565,038	288

	$367,469	$351,274	$149,393	$2,268	$42,273	$613,891	$982

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,982,753	$—	$—	$1,982,753
Bonds and Notes*	—	114,429	—	114,429
Exchange-Traded Funds	560,764	—	—	560,764
Affiliated Mutual Funds	613,891	—	—	613,891

Total	$3,157,408	$114,429	$—	$3,271,837

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	94.3
Fixed Income	5.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%